Information Concerning the Group's Consolidated Operations - Revenues by Nature (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of revenue [line items]
Other revenues from collaboration agreements	$ 0	$ 18,230	$ 29,971
Collaboration agreements	0	18,230	29,971
Licenses	605	686	250
Products & services	150	255	125
Total revenues	$ 755	$ 19,171	$ 30,347